INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of Components of Tax Benefit (Expense)

	Years ended December 31,
	2020	2021	2022
Income (loss) before income tax
PRC	$2,104,024	$1,589,476	$4,107,651
Other jurisdictions	214,999	5,799,396	(6,738,601)

Total	2,319,023	7,388,872	(2,630,950)

Current tax expense
PRC	(5,118)	(348,494)	(733,102)
Other jurisdictions	(441,495)	(66,754)	(466,887)

Subtotal	(446,613)	(415,248)	(1,199,989)
Deferred tax benefit (expense)
PRC	—	—	(717,217)
Other jurisdictions	283,577	(359,164)	—

Subtotal	283,577	(359,164)	(717,217)

Total income tax expense	$(163,036)	$(774,412)	$(1,917,206)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities

	At December 31,
	2021	2022
Deferred tax assets:
Accrued expenses	$13,772	$44,496
Net operating losses	7,214,260	11,671,895
Unrealized internal profit	776,260	717,217
Allowances for credit losses	1,209,220	1,209,220
Impairment loss of assets	126,337	126,337
Other	133,409	80,613
Total gross deferred tax assets	9,473,258	13,849,778
Valuation allowance on deferred tax assets	(8,696,997)	(13,849,778)
Net deferred tax assets	$776,261	$—
Deferred tax Liabilities:
Asset acquisitions	—	(3,573,146)
Deferred tax liabilities	$—	$(3,573,146)

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate

	Years ended December 31,
	2020	2021	2022
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	(21)%	(20)%	(146)%
Preferential tax rate(1)	(42)%	(16)%	30%
Tax effect of non-deductible expenses	—	—	(15)%
Effect of different tax rate of subsidiaries	39%	17%	(27)%
Non-taxable income	—	—	67%
Other	6%	4%	(7)%
Effective income tax rate	7%	10%	(73)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

	Years ended December 31,
	2020	2021	2022

Preferential tax effect(1)	$975,859	$1,160,939	$797,235
(1)	Certain solar power project entities are fully exempted from the PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years.